segment information (Tables)	12 Months Ended
Dec. 31, 2020
segment information
Reconciliation of revenue and income before income taxes by segment

	Wireless		Wireline		Eliminations		Consolidated
Years ended December 31 (millions)	2020	2019	2020	2019	2020	2019	2020	2019
Operating revenues
External revenues
Service	$6,096	$6,165	$7,181	$6,235	$—	$—	$13,277	$12,400
Equipment	1,809	1,964	255	225	—	—	2,064	2,189
Operating revenues (arising from contracts with customers)	7,905	8,129	7,436	6,460	—	—	15,341	14,589
Other income	9	20	113	49	—	—	122	69
	7,914	8,149	7,549	6,509	—	—	15,463	14,658
Intersegment revenues	60	53	262	251	(322)	(304)	—	—
	$7,974	$8,202	$7,811	$6,760	$(322)	$(304)	$15,463	$14,658
EBITDA [1]	$3,642	$3,693	$1,852	$1,861	$—	$—	$5,494	$5,554
CAPEX, excluding spectrum licences [2]	$810	$889	$1,965	$2,017	$—	$—	$2,775	$2,906

Operating revenues – external and other income (above)	$15,463	$14,658
Goods and services purchased	6,268	6,070
Employee benefits expense	3,701	3,034
EBITDA (above)	5,494	5,554
Depreciation	2,107	1,929
Amortization	905	648
Operating income	2,482	2,977
Financing costs	771	733
Income before income taxes	$1,711	$2,244
1

Earnings before interest, income taxes, depreciation and amortization (EBITDA) does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

2

Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the Consolidated statements of cash flows.